Accrued Liabilities and Other Payables	12 Months Ended
Dec. 31, 2022
Accrued Liabilities and Other Payables
Accrued Liabilities and Other Payables

10. Accrued Liabilities and Other Payables

The following is a summary of accrued liabilities and other payables as of December 31, 2021 and 2022:

	December 31,	December 31,
	2021	2022
	RMB’000	RMB’000

Accrued professional fees	11,438	10,552
Accrued promotion fees	350	10,829
Accrued office rental expense	177	769
Accrued employee welfare expense, meal and travel expense	1,579	362
Guarantee deposits	330	280
Withholding employees' social insurance and housing fund	1,140	1,289
Others	2,487	3,525
Total	17,501	27,606